LEASES - Summary of Maturity of Operating Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Receivable with Imputed Interest, Net Amount [Abstract]
2024		$ 217
2025		156
2026		105
2027		75
2028		52
Thereafter		215
Total		820
Less: imputed interest		(102)
Total operating lease liability	$ 722	$ 718	$ 663